Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2021 $ / shares shares
Definitive Healthcare Corp [Member] | Common Class A [Member]
Common stock par or stated value per share | $ / shares	$ 0.001
Common stock shares authorized	600,000,000
Common stock shares issued	88,263,333
Common stock shares outstanding	88,263,333
Definitive Healthcare Corp [Member] | Common Class B [Member]
Common stock par or stated value per share | $ / shares	$ 0
Common stock shares authorized	65,000,000
Common stock shares issued	60,020,525
Common stock shares outstanding	57,220,661